INVENTORY (Details Narrative) - USD ($)	2 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2023	Sep. 30, 2024	Oct. 31, 2023	Sep. 30, 2024	Oct. 31, 2023	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Notes and other explanatory information [abstract]
Inventory expenses	$ 1,404,323	$ 3,554,113	$ 3,005,867	$ 9,894,320	$ 9,118,395	$ 11,155,676	$ 9,227,439	$ 3,997,617